Expense Example - iShares Nasdaq Premium Income Active ETF - iShares Nasdaq Premium Income Active ETF	Nov. 10, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113